10. Earnings per share (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Income attributable to equity holders of the parent, continuing operations	$ 6,891,921	$ 11,992,373	$ 36,112,609
Income attributable to equity holders of the parent, discontinued operations	0	0	578,393
Income attributable to equity holders of the parent	$ 6,891,921	$ 11,992,373	$ 36,691,002
Weighted average number of ordinary shares	1,505,170,408	1,505,170,408	1,505,170,408